Equity - Schedule of stock options outstanding and exercisable (Details)	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	13,554,196	20,893,168	20,216,952
Number of stock options exercisable	11,075,446
Exercise price | $ / shares	$ 0.87	$ 0.57	$ 0.61
September 14, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	676,502
Number of stock options exercisable	676,502
Exercise price | $ / shares	$ 0.30
February 11, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	10,000
Number of stock options exercisable	0
Exercise price | $ / shares	$ 3.14
September 14, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	5,075,000
Number of stock options exercisable	5,075,000
Exercise price | $ / shares	$ 0.30
October 11, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	1,122,194
Number of stock options exercisable	1,122,194
Exercise price | $ / shares	$ 2.00
March 26, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	250,000
Number of stock options exercisable	250,000
Exercise price | $ / shares	$ 2.00
September 18, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	2,000,000
Number of stock options exercisable	2,000,000
Exercise price | $ / shares	$ 0.62
December 21, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	500,000
Number of stock options exercisable	500,000
Exercise price | $ / shares	$ 0.27
February 10, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	2,812,500
Number of stock options exercisable	1,406,250
Exercise price | $ / shares	$ 0.29
May 29, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	100,000
Number of stock options exercisable	37,500
Exercise price | $ / shares	$ 0.38
December 24, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	8,000
Number of stock options exercisable	8,000
Exercise price | $ / shares	$ 2.16
February 23, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	1,000,000
Number of stock options exercisable	0
Exercise price | $ / shares	$ 5.00